Wahed FTSE USA Shariah ETF
Schedule of Investments
August 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.5%
Administrative and Support Services — 0.4%
Baker Hughes Co.	2,968	$42,383
FleetCor Technologies, Inc. (a)	375	94,294
Robert Half International, Inc.	515	27,398
Rollins, Inc.	672	37,054
		201,129
Air Transportation — 0.1%
Alaska Air Group, Inc.	139	5,414
Delta Air Lines, Inc.	730	22,521
Southwest Airlines Co.	671	25,216
United Airlines Holdings, Inc. (a)	335	12,060
		65,211
Ambulatory Health Care Services — 0.1%
Quest Diagnostics, Inc.	607	67,523

Apparel Manufacturing — 1.0%
Cintas Corp.	398	132,630
Lululemon Athletica, Inc. (a)	519	194,973
PVH Corp.	319	17,787
Ralph Lauren Corp.	215	14,798
Under Armour, Inc. - Class A (a)	853	8,368
Under Armour, Inc. - Class C (a)	868	7,682
VF Corp.	1,479	97,244
		473,482
Beverage and Tobacco Product Manufacturing — 0.5%
Coca-Cola European Partners PLC (b)	906	37,291
Keurig Dr. Pepper, Inc.	1,563	46,624
Monster Beverage Corp. (a)	1,685	141,304
		225,219
Broadcasting (Except Internet) — 0.2%
Liberty Broadband Corp. - Class A (a)	109	15,063
Liberty Broadband Corp. - Class C (a)	481	67,383
		82,446
Chemical Manufacturing — 20.0%
Abbott Laboratories	8,004	876,198
Air Products & Chemicals, Inc.	1,010	295,183
Albemarle Corp.	474	43,139
Alexion Pharmaceuticals, Inc. (a)	962	109,880
Biogen, Inc. (a)	754	216,881
BioMarin Pharmaceutical, Inc. (a)	817	63,750
Bristol-Myers Squibb Co.	10,570	657,454
CF Industries Holdings, Inc.	969	31,618
Church & Dwight Co, Inc.	1,124	107,713
Dow, Inc.	3,355	151,378
DuPont de Nemours, Inc.	3,289	183,395
FMC Corp.	583	62,299
International Flavors & Fragrances, Inc.	483	59,791
Jazz Pharmaceuticals PLC (a)(b)	249	33,463
Johnson & Johnson	12,762	1,957,818
Linde PLC (b)	2,401	599,626
Merck & Co., Inc.	11,675	995,527
Perrigo Co. PLC (b)	623	32,583
Pfizer, Inc.	25,499	963,607
PPG Industries, Inc.	1,069	128,708
Regeneron Pharmaceuticals, Inc. (a)	469	290,747
The Estee Lauder Cos., Inc. - Class A	1,010	223,937
The Mosaic Co.	1,569	28,603
The Procter & Gamble Co.	11,688	1,616,801
Westlake Chemical Corp.	148	8,779
		9,738,878
Clothing and Clothing Accessories Stores — 1.1%
Nordstrom, Inc.	500	8,000
Ross Stores, Inc.	1,571	143,087
The Gap, Inc.	824	14,329
The TJX Cos., Inc.	5,380	294,770
Tiffany & Co.	561	68,723
		528,909

Computer and Electronic Product Manufacturing — 35.1% (c)
Advanced Micro Devices, Inc. (a)	5,499	499,419
Agilent Technologies, Inc.	1,406	141,191
Analog Devices, Inc.	1,689	197,410
Apple, Inc.	75,732	9,772,457
Cisco Systems, Inc.	19,802	836,040
Danaher Corp.	2,864	591,330
Eaton Corp. PLC	1,829	186,741
Ecolab, Inc.	1,138	224,277
Flex Ltd. (a)	2,255	24,489
Fortive Corp.	1,339	96,555
HP, Inc.	6,488	126,840
Intel Corp.	20,573	1,048,194
Jabil, Inc.	660	22,539
Juniper Networks, Inc.	1,508	37,700
Marvell Technology Group Ltd.	3,023	117,232
Medtronic PLC (b)	6,228	669,323
Micron Technology, Inc. (a)	5,118	232,920
NXP Semiconductors NV (b)	1,256	157,955
Otis Worldwide Corp.	1,958	123,158
Roper Technologies, Inc.	474	202,488
Seagate Technology PLC	1,155	55,429
Texas Instruments, Inc.	4,224	600,442
Thermo Fisher Scientific, Inc.	1,829	784,604
Trane Technologies PLC (b)	1,088	128,808
Trimble, Inc. (a)	1,131	59,276
Varian Medical Systems, Inc. (a)	407	70,684
Western Digital Corp.	1,337	51,368
Zebra Technologies Corp. - Class A (a)	235	67,335
		17,126,204
Construction of Buildings — 0.7%
DR Horton, Inc.	1,517	108,268
Lennar Corp. - Class A	1,248	93,375
NVR, Inc. (a)	14	58,357
PulteGroup, Inc.	1,227	54,712
Toll Brothers, Inc.	529	22,335
		337,047
Couriers and Messengers — 0.5%
FedEx Corp.	1,101	242,044

Data Processing, Hosting and Related Services — 0.1%
Hewlett Packard Enterprise Co.	5,847	56,540

Electrical Equipment, Appliance and Component Manufacturing — 0.4%
Acuity Brands, Inc.	175	19,126
Rockwell Automation, Inc.	523	120,567
Whirlpool Corp.	274	48,695
		188,388
Fabricated Metal Product Manufacturing — 0.4%
Emerson Electric Co.	2,736	190,070

Food Manufacturing — 1.1%
Archer-Daniels-Midland Co.	2,502	111,990
Bunge Ltd.	628	28,649
Mondelez International, Inc. - Class A	6,474	378,211
		518,850
Funds, Trusts and Other Financial Vehicles — 0.1%
Garmin Ltd. (b)	684	70,869

Furniture and Related Product Manufacturing — 0.1%
Fortune Brands Home & Security, Inc.	631	53,054

General Merchandise Stores — 1.1%
Burlington Stores, Inc. (a)	290	57,110
Dollar Tree, Inc. (a)	1,077	103,683
Kohl's Corp.	708	15,123
Macy's, Inc.	1,438	10,023
Target Corp.	2,302	348,085
		534,024
Health and Personal Care Stores — 1.1%
CVS Health Corp.	6,045	375,515
Ulta Beauty, Inc. (a)	235	54,562
Walgreens Boots Alliance, Inc.	3,325	126,417
		556,494
Leather and Allied Product Manufacturing — 1.3%
NIKE, Inc. - Class B	5,549	620,878
Tapestry, Inc.	1,222	18,000
		638,878
Machinery Manufacturing — 1.5%
Applied Materials, Inc.	4,145	255,332
Carrier Global Corp.	3,960	118,206
Cummins, Inc.	666	138,029
Flowserve Corp.	590	17,511
IDEX Corp.	340	61,278
National Oilwell Varco, Inc.	1,759	21,108
Pentair PLC (b)	746	33,675
Snap-on, Inc.	238	35,288
Xylem, Inc.	812	65,106
		745,533
Management of Companies and Enterprises — 0.0% (d)
Xerox Holdings Corp.	822	15,503

Merchant Wholesalers, Durable Goods — 1.8%
Arrow Electronics, Inc. (a)	349	27,417
Copart, Inc. (a)	930	96,088
Fastenal Co.	2,617	127,867
Genuine Parts Co.	634	59,875
Henry Schein, Inc. (a)	638	42,389
Johnson Controls International PLC	3,437	139,989
KLA Corp.	706	144,829
LKQ Corp. (a)	1,364	43,293
Mohawk Industries, Inc. (a)	264	24,375
TE Connectivity Ltd. (b)	1,512	146,059
		852,181

Merchant Wholesalers, Nondurable Goods — 0.7%
AmerisourceBergen Corp.	653	63,361
Capri Holdings Ltd. (a)(b)	640	10,138
Cardinal Health, Inc.	1,321	67,054
McKesson Corp.	724	111,090
Tractor Supply Co.	528	78,582
		330,225
Mining (Except Oil and Gas) — 1.0%
Freeport-McMoRan, Inc.	6,558	102,370
Martin Marietta Materials, Inc.	281	57,007
Newmont Goldcorp Corp.	3,667	246,716
Southern Copper Corp.	374	17,989
Vulcan Materials Co.	599	71,880
		495,962
Miscellaneous Manufacturing — 3.7%
Align Technology, Inc. (a)	352	104,537
Baxter International, Inc.	2,328	202,699
DENTSPLY SIRONA, Inc.	993	44,556
Dover Corp.	653	71,725
Edwards Lifesciences Corp. (a)	2,825	242,498
Intuitive Surgical, Inc. (a)	526	384,422
Stanley Black & Decker, Inc.	696	112,265
STERIS PLC	385	61,461
Stryker Corp.	1,575	312,102
Teleflex, Inc.	208	81,734
The Cooper Cos., Inc.	218	68,535
Zimmer Biomet Holdings, Inc.	939	132,286
		1,818,820

Motor Vehicle and Parts Dealers — 0.1%
Advance Auto Parts, Inc.	300	46,893

Nonstore Retailers — 0.2%
WW Grainger, Inc.	201	73,451

Oil and Gas Extraction — 0.8%
Cabot Oil & Gas Corp.	1,814	34,412
Cimarex Energy Co.	451	12,529
Concho Resources, Inc.	894	46,470
Devon Energy Corp.	1,684	18,305
EOG Resources, Inc.	2,582	117,068
Occidental Petroleum Corp.	3,598	45,839
Phillips 66	1,971	115,244
		389,867
Other Information Services — 0.3%
CoStar Group, Inc. (a)	170	144,262

Paper Manufacturing — 0.3%
International Paper Co.	1,803	65,395
Packaging Corp. of America	423	42,824
Westrock Co.	1,182	35,850
		144,069
Performing Arts, Spectator Sports and Related Industries — 0.6%
Activision Blizzard, Inc.	3,510	293,155

Petroleum and Coal Products Manufacturing — 3.6%
Chevron Corp.	8,645	725,575
Exxon Mobil Corp.	19,580	782,025
HollyFrontier Corp.	683	16,303
Marathon Oil Corp.	3,573	18,865
Marathon Petroleum Corp.	3,007	106,628
Valero Energy Corp.	1,867	98,186
		1,747,582
Plastics and Rubber Products Manufacturing — 0.1%
Avery Dennison Corp.	381	43,964

Primary Metal Manufacturing — 0.4%
Arconic Corp. (a)	462	10,280
Corning, Inc.	3,423	111,111
Nucor Corp.	1,394	63,371
Steel Dynamics, Inc.	915	27,011
		211,773
Professional, Scientific and Technical Services — 2.2%
Amdocs Ltd.	601	36,799
Cerner Corp.	1,385	101,617
Cognizant Technology Solutions Corp. - Class A	2,466	164,877
Exact Sciences Corp. (a)	669	50,369
F5 Networks, Inc. (a)	276	36,523
Gartner, Inc. (a)	388	50,370
GoDaddy, Inc. - Class A (a)	754	63,095
Omnicom Group, Inc.	970	52,467
ServiceNow, Inc. (a)	872	420,321
The Interpublic Group of Cos., Inc.	1,785	31,702
VMware, Inc. - Class A (a)	345	49,832
		1,057,972

Publishing Industries (Except Internet) — 8.1%
Adobe, Inc. (a)	2,223	1,141,266
Akamai Technologies, Inc. (a)	725	84,412
ANSYS, Inc. (a)	390	132,214
Autodesk, Inc. (a)	1,019	250,368
Cadence Design Systems, Inc. (a)	1,260	139,747
Citrix Systems, Inc.	563	81,748
News Corp. - Class A	1,758	26,581
News Corp. - Class B	545	8,213
Oracle Corp.	9,160	524,135
Paycom Software, Inc. (a)	220	65,881
PTC, Inc. (a)	471	43,054
Salesforce.com, Inc. (a)	4,012	1,093,872
Synopsys, Inc. (a)	687	152,033
Workday, Inc. - Class A (a)	785	188,172
		3,931,696
Rail Transportation — 0.7%
Kansas City Southern	434	79,005
Norfolk Southern Corp.	1,185	251,848
		330,853
Support Activities for Agriculture and Forestry — 0.2%
Corteva, Inc.	3,461	98,812

Support Activities for Mining — 1.0%
ConocoPhillips	4,882	184,979
Diamondback Energy, Inc.	716	27,895
Hess Corp.	1,227	56,491
Noble Energy, Inc.	2,099	20,885
Pioneer Natural Resources Co.	749	77,844
Schlumberger Ltd.	6,275	119,288
		487,382
Support Activities for Transportation — 0.3%
CH Robinson Worldwide, Inc.	604	59,373
Expeditors International of Washington, Inc.	759	67,088
		126,461
Telecommunications — 1.0%
ResMed, Inc.	655	118,411
RingCentral, Inc. - Class A (a)	353	102,642
T-Mobile US, Inc. (a)	2,465	287,616
		508,669
Transportation Equipment Manufacturing — 4.4%
Aptiv PLC (b)	1,190	102,483
Autoliv, Inc.	393	30,787
BorgWarner, Inc.	920	37,343
Gentex Corp.	1,119	30,269
Lear Corp.	263	29,963
PACCAR, Inc.	1,558	133,739
Tesla, Inc. (a)	3,415	1,701,763
Westinghouse Air Brake Technologies Corp.	831	55,303
		2,121,650
Truck Transportation — 0.3%
JB Hunt Transport Services, Inc.	387	54,389
Old Dominion Freight Line, Inc.	448	90,577
		144,966
Utilities — 0.8%
Atmos Energy Corp.	546	54,502
Avangrid, Inc.	259	12,442
Edison International	1,628	85,437
Exelon Corp.	4,465	164,803
MDU Resources Group, Inc.	904	21,352
PG&E Corp. (a)	2,768	25,632
Pinnacle West Capital Corp.	513	37,629
		401,797
TOTAL COMMON STOCKS (Cost $39,041,816)		48,458,757

REITS — 0.1%
Real Estate — 0.1%
Duke Realty Corp.	1,709	65,882
TOTAL REITS (Cost $62,238)		65,882

WARRANTS — 0.0% (d)
Oil and Gas Extraction — 0.0% (d)
Occidental Petroleum Corp. (a)	406	1,198
TOTAL WARRANTS (Cost $0)		1,198

TOTAL INVESTMENTS — 99.6% (Cost $39,104,054)		48,525,837
Other assets and liabilities, net — 0.4%		212,211
NET ASSETS — 100.0%		$48,738,048

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	Amount is less than 0.05%.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2020:

	Level 1	Level 2	Level 3	Total
Assets*:
Common Stocks	$48,458,757	$-	$-	$48,458,757
REITs	65,882	-	-	65,882
Warrants	1,198	-	-	1,198
Total Investments in Securities	$48,525,837	$-	$-	$48,525,837

* See the Schedule of Investments for industry classifications.